Additional information on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about cash flow information [Table Text Block]
	2017	2016
	$	$

Interests received	3,384	2,699
Interests paid on long-term debt	4,005	2,221
Dividends received	215	6,276
Income taxes paid	132	-

Changes in non-cash working capital items
Decrease (increase) in accounts receivable	(1,248)	1,037
Increase in inventory	(8,737)	-
Increase in other current assets	(221)	(565)
Increase (decrease) in accounts payable and accrued liabilities	9,766	(1,247)
	(440)	(775)

Accounts receivable on disposal of investments
Beginning of year	159	-
End of year	-	159

Accounts payable on acquisition of investments
Beginning of year	819	-
End of year	-	819
	2017	2016
	$	$

Tax credits receivable related to exploration and evaluation assets
Beginning of year	6,238	2,083
End of year	4,091	6,238

Accounts payable and accrued liabilities related to exploration and evaluation assets
Beginning of year	276	704
End of year	22	276

Accounts payable and accrued liabilities related to financing fees
Beginning of year	-	-
End of year	379	-

Accounts payable and accrued liabilities related to share issue expenses
Beginning of year	-	-
End of year	186	-